Accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Basis of preparation

Basis of preparation

These consolidated financial statements have been prepared on the going concern basis and in accordance with International Financial Reporting Standards (IFRS) and IFRS Interpretations Committee (IFRS IC) interpretations as issued by the IASB and in conformity with IFRS as adopted by the European Union (EU).

These consolidated financial statements have been prepared under the historical cost convention as modified by the revaluation of financial assets and liabilities (including derivative financial instruments) at fair value.

These accounting policies have been consistently applied to all years presented, unless otherwise stated.

1. Interpretations and amendments to published standards effective 2018 The following standards were adopted in 2018:

•	IFRS 15 Revenue from Contracts with Customers

•	IFRS 9 Financial Instruments

The impact of the adoption of these new standards is set out in notes 1b and 1c.

A number of other new pronouncements are also effective from 1 January 2018 but they do not have a material impact on the consolidated financial statements. Additional disclosure has been given where relevant.

2. Standards, interpretations and amendments to published standards that are not yet effective New accounting standards and interpretations have been published that are not mandatory for the year ended 31 December 2018. The Group has elected not to early-adopt these new standards and interpretations. The Group’s assessment of the impact of these new standards is set out below.

IFRS 16 ‘Leases’, effective for annual reporting periods beginning on or after 1 January 2019. The Group will apply IFRS 16 on 1 January 2019 using the modified retrospective approach. Under this approach, the cumulative effect of adopting IFRS 16 will be recognised as an adjustment to the opening balance of retained earnings on 1 January 2019, with no restatement of comparative information.

IFRS 16 requires lessees to recognise right-of-use assets and lease liabilities on the balance sheet for all applicable leases with associated depreciation and interest charges recorded in the income statement together with changes to the classification of cash flows. In addition, IFRS 16 requires an intermediate lessor to assess and classify subleases as either a finance lease or an operating lease.

The Group has assessed the impact of adopting IFRS 16 with reference to its existing lease portfolio. The most significant part of the portfolio is property leases, amounting to approximately 750, together with a number of low value vehicle and equipment leases. The lease liability has been measured at the present value of the remaining lease payments, discounted using the incremental borrowing rate at transition. The right-of-use asset is measured at its carrying amount as if the standard had been applied since the commencement of the lease, discounted using the incremental borrowing rate at transition. Where data is not available to enable this measurement to be made, the right-of-use asset is measured at an amount equal to the lease liability. Transition recognition exemptions relating to short-term and low value leases have been applied as well as practical expedients taken, where available, to simplify the transition process.

Adoption of the new standard will have a material impact on the Group. It is estimated that on transition the lease liability to be brought on balance sheet will be around £910m with the corresponding right-of-use asset valued at around £435m. In addition, certain subleases have been reclassified as finance leases resulting in an additional lease receivable of around £215m being brought on balance sheet. The net impact on the balance sheet will be a reduction of net assets of around £100m after taking into account existing liabilities relating to onerous lease provisions and lease incentives. The impact on the income statement in 2019 is expected to reduce profit before tax by approximately £10m (increasing operating profit by approximately £20m and increasing net finance costs by approximately £30m); the operating lease expense recognised under the existing standard (IAS 17) being replaced by depreciation and finance costs and finance income. There will be no impact on the Group’s cash and cash equivalents.

In June 2015, the IASB issued an exposure draft ED/2015/5 ‘Remeasurement on a Plan Amendment, Curtailment or Settlement/ Availability of a Refund from a Defined benefit Plan (Proposed Amendments to IAS 19 and IFRIC 14)’. The proposed amendments to IFRIC 14, which may have restricted the Group’s ability to recognise a pension asset in respect of pension surpluses in its UK defined benefit plan, are currently on hold with the IASB.

A number of other new standards and amendments to standards and interpretations are effective for annual periods beginning after 1 January 2019, and have not been applied in preparing these financial statements. None of these is expected to have a material impact on the consolidated financial statements.

3. Critical accounting assumptions and judgements The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting assumptions. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas requiring a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are discussed in the relevant accounting policies under the following headings and in the notes to the accounts where appropriate:

Intangible assets: Goodwill

Intangible assets: Pre-publication assets

Taxation

Revenue recognition including provisions for returns

Employee benefits: Pensions

Provisions: Onerous leases

Consolidation

Consolidation

1. Business combinations The acquisition method of accounting is used to account for business combinations.

The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interest issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred in the operating expenses line of the income statement. Identifiable assets acquired and identifiable liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The determination of fair values often requires significant judgements and the use of estimates, and, for material acquisitions, the fair value of the acquired intangible assets is determined by an independent valuer. The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill (see note 30).

See the ‘Intangible assets’ policy for the accounting policy on goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, in the case of a bargain purchase, the difference is recognised directly in the income statement.

On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.

IFRS 3 ‘Business Combinations’ has not been applied retrospectively to business combinations before the date of transition to IFRS.

Management exercises judgement in determining the classification of its investments in its businesses, in line with the following:

2. Subsidiaries Subsidiaries are entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

3. Transactions with non-controlling interests Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions, that is, as transactions with the owners in their capacity as owners. Any surplus or deficit arising from disposals to a non-controllinginterest is recorded in equity. For purchases from a non-controlling interest, the difference between consideration paid and the relevant share acquired of the carrying value of the subsidiary is recorded in equity.

4. Joint ventures and associates Joint ventures are entities in which the Group holds an interest on a long-term basis and has rights to the net assets through contractually agreed sharing of control. Associates are entities over which the Group has significant influence but not the power to control the financial and operating policies, generally accompanying a shareholding of between 20% and 50% of the voting rights. Ownership percentage is likely to be the key indicator of investment classification; however, other factors, such as Board representation, may also affect the accounting classification. Judgement is required to assess all of the qualitative and quantitative factors which may indicate that the Group does, or does not, have significant influence over an investment. Penguin Random House is the Group’s only material associate – see note 12 for further details on the judgements involved in its accounting classification. Investments in joint ventures and associates are accounted for by the equity method and are initially recognised at the fair value of consideration transferred.

The Group’s share of its joint ventures’ and associates’ post-acquisition profits or losses is recognised in the income statement and its share of post-acquisition movements in reserves is recognised in reserves.

The Group’s share of its joint ventures’ and associates’ results is recognised as a component of operating profit as these operations form part of the core publishing business of the Group and are an integral part of existing wholly-owned businesses. The cumulative post-acquisition movements are adjusted against the carrying amount of the investment. When the Group’s share of losses in a joint venture or associate equals or exceeds its interest in the joint venture or associate, the Group does not recognise further losses unless the Group has incurred obligations or made payments on behalf of the joint venture or associate.

Unrealised gains and losses on transactions between the Group and its joint ventures and associates are eliminated to the extent of the Group’s interest in these entities.

5. Contribution of a subsidiary to an associate or joint venture The gain or loss resulting from the contribution or sale of a subsidiary to an associate or a joint venture is recognised in full. Where such transactions do not involve cash consideration, significant judgements and estimates are used in determining the fair values of the consideration received.

Foreign currency translation

Foreign currency translation

1. Functional and presentation currency Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in sterling, which is the company’s functional and presentation currency.

2. Transactions and balances Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when deferred in equity as qualifying net investment hedges.

3. Group companies The results and financial position of all Group companies that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

i)	Assets and liabilities are translated at the closing rate at the date of the balance sheet

ii)	Income and expenses are translated at average exchange rates

iii)	All resulting exchange differences are recognised as a separate component of equity.

On consolidation, exchange differences arising from the translation of the net investment in foreign entities, and of borrowings and other currency instruments designated as hedges of such investments, are taken to shareholders’ equity. The Group treats specific inter-company loan balances, which are not intended to be repaid in the foreseeable future, as part of its net investment. When a foreign operation is sold, such exchange differences are recognised in the income statement as part of the gain or loss on sale.

The principal overseas currency for the Group is the US dollar. The average rate for the year against sterling was $1.34 (2017: $1.30) and the year-end rate was $1.27 (2017: $1.35, 2016: $1.23).

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at historical cost less depreciation. Cost includes the original purchase price of the asset and the costs attributable to bringing the asset to its working condition for intended use. Land is not depreciated. Depreciation on other assets is calculated using the straight-line method to allocate their cost less their residual values over their estimated useful lives as follows:

Buildings (freehold):	20 – 50 years
Buildings (leasehold):	over the period of the lease
Plant and equipment:	3 – 10 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.

The carrying value of an asset is written down to its recoverable amount if the carrying value of the asset is greater than its estimated recoverable amount.

Intangible assets

Intangible assets

1. Goodwill For the acquisition of subsidiaries made on or after 1 January 2010, goodwill represents the excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired. For the acquisition of subsidiaries made from the date of transition to IFRS to 31 December 2009, goodwill represents the excess of the cost of an acquisition over the fair value of the Group’s share of the net identifiable assets acquired. Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill on acquisition of associates and joint ventures represents the excess of the cost of an acquisition over the fair value of the Group’s share of the net identifiable assets acquired. Goodwill on acquisitions of associates and joint ventures is included in investments in associates and joint ventures.

Goodwill is tested at least annually for impairment and carried at cost less accumulated impairment losses. An impairment loss is recognised to the extent that the carrying value of goodwill exceeds the recoverable amount. The recoverable amount is the higher of fair value less costs of disposal and value in use. These calculations require the use of estimates in respect of forecast cash flows and discount rates and significant management judgement in respect of CGU and cost allocation. A description of the key assumptions and sensitivities is included in note 11. Goodwill is allocated to aggregated cash-generating units for the purpose of impairment testing. The allocation is made to those aggregated cash-generating units that are expected to benefit from the business combination in which the goodwill arose.

Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

2. Acquired software Software separately acquired for internal use is capitalised at cost. Software acquired in material business combinations is capitalised at its fair value as determined by an independent valuer. Acquired software is amortised on a straight-line basis over its estimated useful life of between three and eight years.

3. Internally developed software Internal and external costs incurred during the preliminary stage of developing computer software for internal use are expensed as incurred. Internal and external costs incurred to develop computer software for internal use during the application development stage are capitalised if the Group expects economic benefits from the development. Capitalisation in the application development stage begins once the Group can reliably measure the expenditure attributable to the software development and has demonstrated its intention to complete and use the software. Internally developed software is amortised on a straight-line basis over its estimated useful life of between three and eight years.

4. Acquired intangible assets Acquired intangible assets include customer lists, contracts and relationships, trademarks and brands, publishing rights, content, technology and software rights. These assets are capitalised on acquisition at cost and included in intangible assets. Intangible assets acquired in material business combinations are capitalised at their fair value as determined by an independent valuer. Intangible assets are amortised over their estimated useful lives of between two and 20 years, using an amortisation method that reflects the pattern of their consumption.

5. Pre-publication assets Pre-publication assets represent direct costs incurred in the development of educational programmes and titles prior to their publication. These costs are recognised as current intangible assets where the title will generate probable future economic benefits and costs can be measured reliably.

Pre-publication assets are amortised upon publication of the title over estimated economic lives of five years or less, being an estimate of the expected operating lifecycle of the title, with a higher proportion of the amortisation taken in the earlier years.

The assessment of the useful economic life and the recoverability of pre-publication assets involves a significant degree of judgement based on historical trends and management estimation of future potential sales. An incorrect amortisation profile could result in excess amounts being carried forward as intangible assets that would otherwise have been written off to the income statement in an earlier period.

Reviews are performed regularly to estimate recoverability of pre-publication assets. The carrying amount of pre-publication assets is set out in note 20.

The investment in pre-publication assets has been disclosed as part of cash generated from operations in the cash flow statement (see note 33).

Other financial assets

Other financial assets

Other financial assets are non-derivative financial assets classified and measured at estimated fair value.

Marketable securities and cash deposits with maturities of greater than three months are classified and subsequently measured at fair value through profit and loss.

They are remeasured at each balance sheet date by using market data and the use of established valuation techniques. Any movement in the fair value is immediately recognised in finance income or finance costs in the income statement.

Investments in the equity instruments of other entities are classified and subsequently measured at fair value through other comprehensive income. Changes in fair value are recorded in equity in the fair value reserve via other comprehensive income. On subsequent disposal of the asset, the net fair value gains or losses are reclassified from the fair value reserve to retained earnings. Any dividends received from equity investments classified as fair value through other comprehensive income are recognised in the P&L unless they represent a return of capital.

Inventories

Inventories

Inventories are stated at the lower of cost and net realisable value. Cost is determined using the weighted average method or an approximation thereof, such as the first in first out (FIFO) method. The cost of finished goods and work in progress comprises raw materials, direct labour, other direct costs and related production overheads. Net realisable value is the estimated selling price in the ordinary course of business, less estimated costs necessary to make the sale. Provisions are made for slow-moving and obsolete stock.

Royalty advances

Royalty advances

Advances of royalties to authors are included within trade and other receivables when the advance is paid less any provision required to adjust the advance to its net realisable value. The realisable value of royalty advances relies on a degree of management estimation in determining the profitability of individual author contracts. If the estimated realisable value of author contracts is overstated, this will have an adverse effect on operating profits as these excess amounts will be written off.

The recoverability of royalty advances is based upon an annual detailed management review of the age of the advance, the future sales projections for new authors and prior sales history of repeat authors.

The royalty advance is expensed at the contracted or effective royalty rate as the related revenues are earned. Royalty advances which will be consumed within one year are held in current assets. Royalty advances which will be consumed after one year are held in non-current assets.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents in the cash flow statement include cash in hand, deposits held on call with banks, other short-term highly liquid investments with original maturities of three months or less, and bank overdrafts. Bank overdrafts are included in borrowings in current liabilities in the balance sheet.

Short-term deposits and marketable securities with maturities of greater than three months do not qualify as cash and cash equivalents and are reported as financial assets. Movements on these financial assets are classified as cash flows from financing activities in the cash flow statement where these amounts are used to offset the borrowings of the Group or as cash flows from investing activities where these amounts are held to generate an investment return.

Share capital

Share capital

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Where any Group company purchases the company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs, net of income taxes, is deducted from equity attributable to the company’s equity holders until the shares are cancelled, reissued or disposed of. Where such shares are subsequently sold or reissued, any consideration received, net of any directly attributable transaction costs and the related income tax effects, is included in equity attributable to the company’s equity holders.

Ordinary shares purchased under a buyback programme are cancelled and the nominal value of the shares is transferred to a capital redemption reserve.

Borrowings

Borrowings

Borrowings are recognised initially at fair value, which is proceeds received net of transaction costs incurred. Borrowings are subsequently stated at amortised cost with any difference between the proceeds (net of transaction costs) and the redemption value being recognised in the income statement over the period of the borrowings using the effective interest method. Accrued interest is included as part of borrowings.

Where a debt instrument is in a fair value hedging relationship, an adjustment is made to its carrying value in the income statement to reflect the hedged risk.

Where a debt instrument is in a net investment hedge relationship gains and losses on the effective portion of the hedge are recognised in other comprehensive income.

Derivative financial instruments

Derivative financial instruments

Derivatives are recognised at fair value and remeasured at each balance sheet date. The fair value of derivatives is determined by using market data and the use of established estimation techniques such as discounted cash flow and option valuation models.

For derivatives in a hedge relationship, the currency basis spread is excluded from the designation as a hedging instrument and is separately accounted for as a cost of hedging, which is recognised in equity in a cost of hedging reserve.

Changes in the fair value of derivatives are recognised immediately in finance income or costs. However, derivatives relating to borrowings and certain foreign exchange contracts are designated as part of a hedging transaction.

The accounting treatment is summarised as follows:

Typical reason for designation	Reporting of gains and losses on effective portion of the hedge	Reporting of gains and losses on disposal
Net investment hedge

The derivative creates a foreign currency liability which is used to hedge changes in the value of a subsidiary which transacts in that currency.	Recognised in other comprehensive income.	On disposal, the accumulated value of gains and losses reported in other comprehensive income is transferred to the income statement.

Fair value hedges

The derivative transforms the interest profile on debt from fixed rate to floating rate. Changes in the value of the debt as a result of changes in interest rates are offset by equal and opposite changes in the value of the derivative. When the Group’s debt is swapped to floating rates, the contracts used are designated as fair value hedges.	Gains and losses on the derivative are reported in finance income or finance costs. However, an equal and opposite change is made to the carrying value of the debt (a ‘fair value adjustment’) with the benefit/cost reported in finance income or finance costs. The net result should be a zero charge on a perfectly effective hedge.	If the debt and derivative are disposed of, the value of the derivative and the debt (including the fair value adjustment) are reset to zero. Any resultant gain or loss is recognised in finance income or finance costs.

Non-hedge accounted contracts

These are not designated as hedging instruments. Typically these are short-term contracts to convert debt back to fixed rates or foreign exchange contracts where a natural offset exists.	No hedge accounting applies.

Taxation

Taxation

Current tax is recognised at the amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted at the balance sheet date.

Deferred income tax is provided, using the balance sheet liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts. Deferred income tax is determined using tax rates and laws that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred tax asset is realised or the deferred income tax liability is settled.

Deferred tax assets are recognised to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilised.

Deferred income tax is provided in respect of the undistributed earnings of subsidiaries, associates and joint ventures other than where it is intended that those undistributed earnings will not be remitted in the foreseeable future.

Current and deferred tax are recognised in the income statement, except when the tax relates to items charged or credited directly to equity or other comprehensive income, in which case the tax is also recognised in equity or other comprehensive income.

The Group is subject to income taxes in numerous jurisdictions. Significant judgement is required in determining the estimates in relation to the worldwide provision for income taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognises tax provisions when it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are based on management’s best judgement of the application of tax legislation and best estimates of future settlement amounts (see note 7). Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

Deferred tax assets and liabilities require management judgement and estimation in determining the amounts to be recognised. In particular, when assessing the extent to which deferred tax assets should be recognised, significant judgement is used when considering the timing of the recognition and estimation is used to determine the level of future taxable income together with any future tax planning strategies (see note 13).

Employee benefits

Employee benefits

1. Pensions The retirement benefit asset and obligation recognised in the balance sheet represents the net of the present value of the defined benefit obligation and the fair value of plan assets at the balance sheet date. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash flows using yields on high-quality corporate bonds which have terms to maturity approximating the terms of the related liability.

When the calculation results in a potential asset, the recognition of that asset is limited to the asset ceiling – that is the present value of any economic benefits available in the form of refunds from the plan or a reduction in future contributions. Management uses judgement to determine the level of refunds available from the plan in recognising an asset.

The determination of the pension cost and defined benefit obligation of the Group’s defined benefit pension schemes depends on the selection of certain assumptions, which include the discount rate, inflation rate, salary growth and longevity (see note 25).

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise.

The service cost, representing benefits accruing over the year, is included in the income statement as an operating cost. Net interest is calculated by applying the discount rate to the net defined benefit obligation and is presented as finance costs or finance income.

Obligations for contributions to defined contribution pension plans are recognised as an operating expense in the income statement as incurred.

2. Other post-retirement obligations The expected costs of post-retirement medical and life assurance benefits are accrued over the period of employment, using a similar accounting methodology as for defined benefit pension obligations. The liabilities and costs relating to significant other post-retirement obligations are assessed annually by independent qualified actuaries.

3. Share-based payments The fair value of options or shares granted under the Group’s share and option plans is recognised as an employee expense after taking into account the Group’s best estimate of the number of awards expected to vest. Fair value is measured at the date of grant and is spread over the vesting period of the option or share. The fair value of the options granted is measured using an option model that is most appropriate to the award. The fair value of shares awarded is measured using the share price at the date of grant unless another method is more appropriate. Any proceeds received are credited to share capital and share premium when the options are exercised.

Provisions

Provisions Provisions are recognised if the Group has a present legal or constructive obligation as a result of past events, it is more likely than not that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are discounted to present value where the effect is material.

The Group recognises a provision for deferred consideration. Where this is contingent on future performance or a future event, judgement is exercised in establishing the fair value.

The Group recognises a provision for onerous lease contracts when the expected benefits to be derived from a contract are less than the unavoidable costs of meeting the obligations under the contract. The calculation of onerous lease provisions involves estimates of potential sublet income, lease terms including rent free periods, void periods, lease incentives and running costs.

The provision is based on the present value of future payments for surplus leased properties under non-cancellable operating leases, net of estimated sub-leasing income.

Revenue recognition

Revenue recognition

The Group’s revenue streams are courseware, assessments and services. Courseware includes curriculum materials provided in book form and/or via access to digital content. Assessments includes test development, processing and scoring services provided to governments, educational institutions, corporations and professional bodies. Services includes the operation of schools, colleges and universities, including sistemas in Brazil, as well as the provision of online learning services in partnership with universities and other academic institutions.

Revenue is recognised in order to depict the transfer of control of promised goods and services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods and services. This process begins with the identification of our contract with a customer, which is generally through a master services agreement, customer purchase order, or a combination thereof. Within each contract, judgement is applied to determine the extent to which activities within the contract represent distinct performance obligations to be delivered and the total amount of transaction price to which we expect to be entitled.

The transaction price determined is net of sales taxes, rebates and discounts, and after eliminating sales within the Group. Where a contract contains multiple performance obligations such as the provision of supplementary materials or online access with textbooks, revenue is allocated on the basis of relative standalone selling prices. Where a contract contains variable consideration significant estimation is required to determine the amount to which the Group is expected to be entitled.

Revenue is recognised on contracts with customers when or as performance obligations are satisfied which is the period or the point in time where control of goods or services transfer to the customer. Judgement is applied to determine first whether control passes over time and if not, then the point in time at which control passes. Where revenue is recognised over time judgement is used to determine the method which best depicts the transfer of control. Where an input method is used significant estimation is required to determine the progress towards delivering the performance obligation.

Revenue from the sale of books is recognised net of a provision for anticipated returns. This provision is based primarily on historical return rates, customer buying patterns and retailer behaviours including stock levels (see note 22). If these estimates do not reflect actual returns in future periods then revenues could be understated or overstated for a particular period. When the provision for returns is remeasured at each reporting date to reflect changes in estimates, a corresponding adjustment is also recorded to revenue.

The Group may enter into contracts with another party in addition to our customer. In making the determination as to whether revenue should be recognised on a gross or net basis, the contract with the customer is analysed to understand which party controls the relevant good or service prior to transferring to the customer. This judgement is informed by facts and circumstances of the contract in determining whether the Group has promised to provide the specified good or service or whether the Group is arranging for the transfer of the specified good or service, including which party is responsible for fulfillment, has discretion to set the price to the customer and is responsible for inventory risk. On certain contracts, where the Group acts as an agent, only commissions and fees receivable for services rendered are recognised as revenue. Any third-party costs incurred on behalf of the principal that are rechargeable under the contractual arrangement are not included in revenue.

Income from recharges of freight and other activities which are incidental to the normal revenue-generating activities is included in other income.

The Group has applied IFRS 15 using the cumulative effect method and therefore comparative information has not been restated and continues to be reported under IAS 18 and IAS 11. The details of accounting policies under IAS 18 and IAS 11 are disclosed separately if they are different from those under IFRS 15. A description of the changes impacting the Group as well as a quantitative impact analysis has been disclosed in note 1b.

Additional details on the Group’s revenue streams are also included in note 3.

Leases

Leases

Leases of property, plant and equipment where the Group has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalised at the commencement of the lease at the lower of the fair value of the leased property and the present value of the minimum lease payments. Each lease payment is allocated between the liability and finance charges to achieve a constant rate on the finance balance outstanding. The corresponding rental obligations, net of finance charges, are included in financial liabilities – borrowings. The interest element of the finance cost is charged to the income statement over the lease period to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases are depreciated over the shorter of the useful life of the asset or the lease term.

Leases where a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases by the lessee. Payments made under operating leases (net of any incentives received from the lessor) are charged to the income statement on a straight-line basis over the period of the lease

Dividends	Dividends Final dividends are recorded in the Group’s financial statements in the period in which they are approved by the company’s shareholders. Interim dividends are recorded when paid.
Discontinued operations

Discontinued operations

A discontinued operation is a component of the Group’s business that represents a separate major line of business or geographical area of operations that has been disposed of or meets the criteria to be classified as held for sale.

Discontinued operations are presented in the income statement as a separate line and are shown net of tax.

Assets and liabilities held for sale

Assets and liabilities held for sale

Assets and liabilities are classified as held for sale and stated at the lower of carrying amount and fair value less costs to sell if it is highly probable that the carrying amount will be recovered principally through a sale transaction rather than through continuing use. No depreciation is charged in respect of non-current assets classified as held for sale. Amounts relating to non-current assets and liabilities held for sale are classified as discontinued operations in the income statement where appropriate.

Trade receivables

Trade receivables

Trade receivables are stated at fair value after provision for bad and doubtful debts. Following the adoption of IFRS 9 in 2018, provisions for bad and doubtful debts are based on the expected credit loss model. The ‘simplified approach’ is used with the expected loss allowance measured at an amount equal to the lifetime expected credit losses. In 2017, trade receivables are also stated after provision for anticipated future sales returns (also see Revenue recognition policy and note 1b).

IFRS 15 [member]
Statement [LineItems]
Change of accounting policy

1b. Change of accounting policy: IFRS 15

The Group has adopted IFRS 15 ‘Revenue from Contracts with Customers’ at 1 January 2018 and applied the modified retrospective approach. Comparatives for 2017 have not been restated and the cumulative impact of adoption has been recognised as a decrease to retained earnings with a corresponding decrease in net assets at 1 January 2018 as follows:

All figures in £ millions	2018 1 January
Retained earnings
Unexercised customer rights (or breakage)	(103)
Online Program Management (OPM) marketing	(38)
Administration fees	(2)
Commissions	1
Income tax	34

Total impact at 1 January 2018	(108)

Current assets
Inventories	12
Trade and other receivables	133
Assets classified as held for sale	31
Non-current liabilities
Deferred income tax liabilities	16
Current liabilities
Trade and other liabilities	(215)
Liabilities classified as held for sale	(85)

Total impact at 1 January 2018	(108)

IFRS 15 has had an impact on retained earnings in four areas as outlined below. There was no net impact on any associate investments of the Group.

Unexercised customer rights (or breakage): The Group sells rights to future performance to customers which may go unexercised. While the customer has paid for future performance, usage is at the customer’s discretion and those rights may expire prior to usage, or never be used. The Group maintains historical customer data to understand usage patterns over time (i.e. redemption rates). Where the Group expects to have no future obligation (based on these redemption rates), revenue has historically been recognised immediately for this portion of the sale. Under IFRS 15, where the Group previously recognised this breakage element on subscriptions, revenue is now recognised evenly over the period of use. Where breakage relates to sales of tests or vouchers, revenue is now recognised when the underlying tests are delivered. This revised treatment in respect of breakage has primarily affected the school and higher education businesses in North America and resulted in higher deferred income at adoption on 1 January 2018.

Online Program Management (OPM) marketing: Historically the OPM business recognised revenue for the pre-semester costs of marketing and recruitment as a separate performance obligation from course delivery during the semester (i.e. revenue was recognised in line with the marketing costs incurred). Under IFRS 15, revenue has been recognised on a straight-line basis over the semester with no revenue recognised up front for pre-semester recruitment and marketing costs based on management’s judgement under the new standard’s requirements assessing the start of the Group’s contract and determining the Group’s performance obligations. This revised treatment of pre-semester costs only affects the OPM business in North America and has resulted in a lower contract related asset balance at adoption on 1 January 2018.

Administration fees: This relates to non-refundable up front administration fees charged to customers which do not relate to the transfer of a promised good or service to the customer. Rather these fees are charged to cover internal costs, such as registration fees for testing candidate exams. Historically administration fees have been recognised in revenue up-front when charged. Under IFRS 15, such fees have been deferred and recognised over the period over which services are provided as they do not relate to a specific performance obligation. This revised treatment primarily affects the UK Assessments business and has resulted in higher deferred income at adoption on 1 January 2018.

Commissions: This relates to incremental costs of obtaining customer contracts, such as sales incentive plans or sales commissions specifically linked to obtaining new contracts. Historically such commissions have been charged to the profit and loss account as incurred. Under IFRS 15, sales commissions in respect of customer transactions with an accounting period of greater than one year have been capitalised and amortised over that accounting period, using practical expedients permissible under the new standard. This revised treatment affects the US Assessments business and resulted in a higher contract related asset upon adoption on 1 January 2018.

In addition to the changes above, IFRS 15 also requires that the Group’s provision for sales returns is reclassified. This provision was previously netted off in trade receivables and from 1 January 2018 this is now shown in two parts as a separate sales return liability within trade and other liabilities and an inventory returns asset within inventory. The effect on transition was to increase trade and other receivables by £170m, increase trade and other liabilities by £182m and inventory by £12m. In addition, held for sale assets and liabilities were both increased by £13m. The impact of adoption on the results for 2018 is outlined below.

	2018
All figures in £ millions	Amounts pre IFRS 15	Transition adjustment	In period adjustment	Amounts as reported
Sales	4,120	—	9	4,129
Operating profit	544	—	9	553
Profit before tax	489	—	9	498
Income tax	94	—	(2)	92

Profit for the year	583	—	7	590
Other comprehensive income/(expense) for the year	130	—	(6)	124

Total comprehensive income for the year	713	—	1	714

Current assets
Inventories	154	12	(2)	164
Trade and other receivables	1,058	133	(13)	1,178
Assets classified as held for sale	630	31	(13)	648
Non-current liabilities
Deferred income tax liabilities	(154)	16	2	(136)
Current liabilities
Trade and other liabilities	(1,193)	(215)	8	(1,400)
Liabilities classified as held for sale	(507)	(85)	19	(573)
Net assets	4,632	(108)	1	4,525

Had the Group been applying IFRS 15 during 2017, it is estimated that both sales and profit before tax would have been £2m higher for the full year, with the balance sheet impact at the beginning and end of the year being similar.

IFRS9 [member]
Statement [LineItems]
Change of accounting policy

1c. Change of accounting policy: IFRS 9

The Group adopted IFRS 9 ‘Financial Instruments’ at 1 January 2018 and applied the new rules in accordance with the transitional provisions. Comparatives for 2017 have not been restated. The Group has assessed the impact of adopting IFRS 9 and the only material adjustment is an increase in the provision for losses against trade debtors which was reflected as an adjustment to retained earnings at 1 January 2018 as shown below.

All figures in £ millions	2018 1 January
Retained earnings
Provision for losses against trade debtors	(13)
Income tax	3

Total impact at 1 January 2018	(10)

Non-current assets
Deferred income tax assets	3
Current assets
Trade and other receivables	(12)
Assets classified as held for sale	(1)
Total impact at 1 January 2018	(10)

The adjustment arises from adoption of the expected credit loss model for impairments under IFRS 9. The adoption of this model requires the recognition of impairment provisions based on expected credit losses rather than only incurred credit losses, as is the case under IAS 39. Although there is a transition impact from adoption of the new model there was no material impact on profit before tax for 2018.

Under IFRS 9, the Group’s equity financial investments continue to be recognised at fair value and the Group has elected to take the option to recognise all movements in fair value in other comprehensive income (FVOCI). Gains or losses realised on the subsequent sale of these financial assets (FVOCI investments) are no longer recycled through the profit and loss account, but are instead reclassified from the FVOCI reserve to retained earnings. There was one small disposal of these assets during 2018 resulting in a reclassification of a £2m gain.

IFRS 9 also introduced a new, simpler hedge accounting model with a principles-based approach designed to align the accounting result with the economic hedging strategy. The Group previously used fair value hedge relationships to hedge interest rate risk and currency risk on its bond borrowings and also used net investment hedging relationships to hedge currency re-translation risk on its overseas assets. The Group has confirmed that its previous hedge relationships continue to qualify as hedges under IFRS 9 in 2018.

The following table shows the original classification and measurement categories of financial assets and liabilities under IAS 39 and the new classification and measurement categories under IFRS 9 as at 1 January 2018. The effect of adopting IFRS 9 on the carrying amounts of financial assets and liabilities relates solely to the new impairment requirements as shown in the previous table, all other carrying values remained the same.

	Original classification and measurement under IAS 39	New classification and measurement under IFRS 9
Financial assets
Investments in unlisted securities	Available for sale – fair value	Fair value through OCI
Cash and cash equivalents	Loans and receivables – amortised cost	Financial assets at amortised cost
Marketable securities	Available for sale – fair value	Fair value through profit or loss
Derivative financial instruments used for hedging	Derivatives in a hedge relationship – fair value	Fair value – hedging instrument
Other derivative financial instruments	Held for trading – fair value	Fair value through profit or loss
Trade receivables	Loans and receivables – amortised cost	Financial assets at amortised cost

Financial liabilities
Derivative financial instruments used for hedging	Derivatives in a hedge relationship – fair value	Fair value – hedging instrument
Other derivative financial instruments	Held for trading – fair value	Fair value through profit or loss
Trade payables	Other liabilities – amortised cost	Other financial liabilities – amortised cost
Liability to purchase own shares	Other liabilities – amortised cost	Other financial liabilities – amortised cost
Bank loans and overdrafts	Other liabilities – amortised cost	Other financial liabilities – amortised cost
Finance lease liabilities	Other liabilities – amortised cost	Other financial liabilities – amortised cost
Bonds	Other liabilities – amortised cost	Other financial liabilities – amortised cost